Quarterly Holdings Report
for
Fidelity® Magellan® ETF
April 30, 2023
MAE-NPRT3-0623
1.9900251.102
Common Stocks - 98.9%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 4.0%
Airbnb, Inc. Class A (a)	4,700	562,449
Hilton Worldwide Holdings, Inc.	4,272	615,253
Yum! Brands, Inc.	4,566	641,888
		1,819,590
Specialty Retail - 1.6%
AutoZone, Inc. (a)	266	708,440
TOTAL CONSUMER DISCRETIONARY		2,528,030
CONSUMER STAPLES - 3.7%
Consumer Staples Distribution & Retail - 3.7%
Costco Wholesale Corp.	1,930	971,215
Dollar General Corp.	3,101	686,747
		1,657,962
FINANCIALS - 15.3%
Capital Markets - 4.9%
LPL Financial	2,685	560,735
Moody's Corp.	2,453	768,083
Raymond James Financial, Inc.	401	36,303
S&P Global, Inc.	2,420	877,444
		2,242,565
Financial Services - 6.6%
Fiserv, Inc. (a)	6,025	735,773
MasterCard, Inc. Class A	2,803	1,065,224
Visa, Inc. Class A	5,095	1,185,759
		2,986,756
Insurance - 3.8%
Arthur J. Gallagher & Co.	3,950	821,837
Marsh & McLennan Companies, Inc.	4,884	880,048
		1,701,885
TOTAL FINANCIALS		6,931,206
HEALTH CARE - 16.8%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	12,964	675,684
Health Care Providers & Services - 5.2%
Humana, Inc.	1,688	895,467
UnitedHealth Group, Inc.	2,953	1,453,142
		2,348,609
Life Sciences Tools & Services - 5.7%
Danaher Corp.	3,896	923,001
Mettler-Toledo International, Inc. (a)	449	669,684
Thermo Fisher Scientific, Inc.	1,834	1,017,687
		2,610,372
Pharmaceuticals - 4.4%
Eli Lilly & Co.	2,911	1,152,348
Zoetis, Inc. Class A	4,733	831,967
		1,984,315
TOTAL HEALTH CARE		7,618,980
INDUSTRIALS - 21.2%
Aerospace & Defense - 2.8%
HEICO Corp. Class A	4,489	602,558
TransDigm Group, Inc.	841	643,365
		1,245,923
Building Products - 1.2%
Trane Technologies PLC	3,042	565,234
Commercial Services & Supplies - 4.1%
Cintas Corp.	1,410	642,636
Copart, Inc. (a)	8,024	634,297
Waste Connections, Inc. (United States)	4,293	597,371
		1,874,304
Construction & Engineering - 2.5%
Quanta Services, Inc.	3,250	551,330
Willscot Mobile Mini Holdings (a)	12,470	566,138
		1,117,468
Electrical Equipment - 2.6%
AMETEK, Inc.	4,149	572,272
Eaton Corp. PLC	3,528	589,599
		1,161,871
Machinery - 1.2%
Ingersoll Rand, Inc.	9,853	561,818
Professional Services - 5.7%
Automatic Data Processing, Inc.	3,158	694,760
Equifax, Inc.	3,071	639,935
Paychex, Inc.	5,086	558,748
Verisk Analytics, Inc.	3,488	677,056
		2,570,499
Trading Companies & Distributors - 1.1%
United Rentals, Inc.	1,409	508,804
TOTAL INDUSTRIALS		9,605,921
INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 1.4%
Motorola Solutions, Inc.	2,124	618,934
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. Class A	7,945	599,609
CDW Corp.	3,556	603,062
		1,202,671
IT Services - 3.2%
Accenture PLC Class A	3,116	873,384
Gartner, Inc. (a)	1,886	570,440
		1,443,824
Semiconductors & Semiconductor Equipment - 10.4%
Analog Devices, Inc.	3,835	689,840
First Solar, Inc. (a)	2,783	508,120
KLA Corp.	1,736	671,033
Lam Research Corp.	1,379	722,706
NVIDIA Corp.	5,566	1,544,509
onsemi (a)	8,372	602,449
		4,738,657
Software - 12.9%
Cadence Design Systems, Inc. (a)	3,295	690,138
Microsoft Corp.	12,501	3,841,056
Palo Alto Networks, Inc. (a)	3,399	620,182
Synopsys, Inc. (a)	1,836	681,744
		5,833,120
TOTAL INFORMATION TECHNOLOGY		13,837,206
MATERIALS - 3.8%
Chemicals - 3.8%
Albemarle Corp.	78	14,466
Linde PLC	2,620	967,959
Sherwin-Williams Co.	3,144	746,826
		1,729,251
UTILITIES - 2.0%
Electric Utilities - 2.0%
NextEra Energy, Inc.	11,839	907,223
TOTAL COMMON STOCKS (Cost $40,997,811)		44,815,779

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $40,997,811)	44,815,779
NET OTHER ASSETS (LIABILITIES) - 1.1%	507,703
NET ASSETS - 100.0%	45,323,482

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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